BORROWINGS	12 Months Ended
Dec. 31, 2021
BORROWINGS
BORROWINGS

7. BORROWINGS

The Group’s bank borrowings consist of the following:

	December 31,
	2020	2021
Short-term bank borrowings	$15,317	$—
Long-term bank borrowings, current portion	55,114	—
Total borrowings, current	70,431	—
Long-term bank borrowings, non-current portion	123,222	—
Total	$193,653	$—

Most of the Group’s bank borrowings were guaranteed by Daqo Group and its related parties. The Group has fully repaid the bank borrowings in 2021, with guarantees still being effective during the validity period of long-term facility contracts.